Stock-Based Compensation - Option Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Stock options | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 10.45	$ 3.28
Risk-free interest rate	1.02%	0.11%
Expected term (in years)	5 years 9 months 10 days	3 years
Expected volatility	66.90%	60.00%
Expected dividend yield	0.00%	0.00%